Segment Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Information [Line Items]
Operating revenues	¥ 4,224,273	¥ 4,284,404	¥ 4,447,980
Operating expenses	3,379,544	3,450,159	3,617,021
Operating income (loss)	844,729	834,245	830,959
Other income (expense)	(9,391)	1,912	(50,486)
Income before income taxes and equity in net income (losses) of affiliates	835,338	836,157	780,473
Other significant non-cash item:
Point program expense	126,847	142,220	114,725
Total assets	6,791,593	6,756,775	6,488,220
Depreciation and amortization	693,063	701,146	804,159
Capital expenditures	668,476	686,508	737,606
Mobile Phone Business
Segment Reporting Information [Line Items]
Operating revenues	4,090,659	4,167,704	4,381,254
Operating expenses	3,233,925	3,322,064	3,525,967
Operating income (loss)	856,734	845,640	855,287
Other significant non-cash item:
Point program expense	118,576	134,954	111,062
Total assets	4,843,925	4,949,025	4,960,000
Depreciation and amortization	682,029	691,851	796,807
Capital expenditures	520,770	556,829	601,307
Miscellaneous businesses
Segment Reporting Information [Line Items]
Operating revenues	133,614	116,700	66,726
Operating expenses	145,619	128,095	91,054
Operating income (loss)	(12,005)	(11,395)	(24,328)
Other significant non-cash item:
Point program expense	8,271	7,266	3,663
Total assets	286,338	259,283	139,617
Depreciation and amortization	11,034	9,295	7,352
Capital expenditures	4,759
Corporate
Other significant non-cash item:
Total assets	1,661,330	1,548,467	1,388,603
Capital expenditures	¥ 142,947	¥ 129,679	¥ 136,299